Annual Total Returns- JPMorgan US Equity Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan US Equity Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.48%)	17.40%	36.07%	13.95%	0.84%	10.86%	21.58%	(5.88%)	32.05%	26.61%